Note 6 - Other Assets	9 Months Ended
Jul. 31, 2023
Statement Line Items [Line Items]
Disclosure of other assets [text block]
6.	Other assets:

(thousands of Canadian dollars)
	July 31	October 31	July 31
	2023	2022	2022

Accounts receivable	$3,177	$3,774	$3,744
Prepaid expenses and other	14,017	10,213	10,010
Property and equipment	6,687	6,868	6,965
Right-of-use assets	3,602	4,122	4,296
Deferred tax asset	2,641	2,128	2,248
Interest rate swap	1,118	-	-
Investment (note 6a)	953	953	953
Goodwill	5,754	5,754	5,754
Intangible assets (note 6b)	10,554	9,363	9,356

	$48,503	$43,175	$43,326

a)

In February 2021, the Bank acquired an 11% investment in Canada Stablecorp Inc. (“Stablecorp”) for cash consideration of $953,000. The Bank has made an irrevocable election to designate this investment at fair value through other comprehensive income at initial recognition and any future changes in the fair value of the investment will be recognized in other comprehensive income (loss). Amounts recorded in other comprehensive income (loss) will not be reclassified to profit and loss at a later date.

b)

As at July 31, 2023, total intangible assets were $10.6 million ( October 31, 2022 - $9.4 million), which includes, $7.7 million ( October 31, 2022 - $6.2 million) in development costs that have been capitalized.